Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Dreyfus Alternative Diversifier Strategies Fund | Class A
Prospectus:
Trading Symbol	DRNAX
Dreyfus Alternative Diversifier Strategies Fund | Class C
Prospectus:
Trading Symbol	DRNCX
Dreyfus Alternative Diversifier Strategies Fund | Class I
Prospectus:
Trading Symbol	DRNIX
Dreyfus Alternative Diversifier Strategies Fund | Class Y
Prospectus:
Trading Symbol	DRYNX